Borrowings - Movements of Liabilities Reconcile to Cash Flows Arising from Financing Activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movements of liabilities reconcile to cash flows arising from financing activities
Balance at beginning of period	€ 323	€ 2,383
Proceeds from borrowings	17,500	0	€ 562
Repayment of borrowings	(92)	(2,128)	(3,277)
Changes from financing cash flows	17,408	(2,128)
Changes in capitalized borrowing costs, net	(91)	68
Balance at end of period	€ 17,640	€ 323	€ 2,383